Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Argentina [member]
Disclosure of information about consolidated structured entities [Line Items]
Mineral property, wells and related equipment	$ 2,693,690	$ 1,594,064	$ 770,461
Support equipment and facilities	80,012	47,224	22,171
Drilling and work in progress	142,122	80,737	40,567
Unproved oil and gas properties	30,012	14,909	6,189
Total capitalized costs	2,945,836	1,736,933	839,388
Accumulated depreciation and valuation allowances	(2,239,487)	(1,283,840)	(600,086)
Net capitalized costs	706,349	453,093	239,302
Other foreign [Member]
Disclosure of information about consolidated structured entities [Line Items]
Mineral property, wells and related equipment	2,033
Unproved oil and gas properties	0	1,241	558
Total capitalized costs	2,033	1,241	558
Accumulated depreciation and valuation allowances	(1,973)	(489)
Net capitalized costs	60	752	558
Worldwide [member]
Disclosure of information about consolidated structured entities [Line Items]
Mineral property, wells and related equipment	2,695,723	1,594,064	770,461
Support equipment and facilities	80,012	47,224	22,171
Drilling and work in progress	142,122	80,737	40,567
Unproved oil and gas properties	30,012	16,150	6,747
Total capitalized costs	2,947,869	1,738,174	839,946
Accumulated depreciation and valuation allowances	(2,241,460)	(1,284,328)	(600,086)
Net capitalized costs	$ 706,409	$ 453,846	$ 239,860